RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued liabilities by initiatives
Accrued liabilities	$ 126	$ 113	$ 105	$ 92	$ 49
2011 and prior initiatives
Accrued liabilities by initiatives
Accrued liabilities		74	52
2012 initiatives
Accrued liabilities by initiatives
Accrued liabilities		21	53
2013 initiatives
Accrued liabilities by initiatives
Accrued liabilities	$ 43	$ 18